Hedge accounting (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Nominal Value	R$ 356,851	R$ 282,444
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(2,156)	684	R$ (34)
Currency risk [member]
IfrsStatementLineItems [Line Items]
Nominal Value	19,363	19,208
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(17,404)	(13,986)
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Nominal Value	236,045	208,993
Hedging instrument, assets	220	276
Hedging instrument, liabilities	311	427
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectiveness	(1,066)	175
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(1,122)	176
Gain (loss) on hedge ineffectiveness recognised in profit or loss	56	(1)
Reclassification adjustments on cash flow hedges, net of tax	(347)	(174)
Interest Rate Futures [Member] | Cash flow hedges [member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Nominal Value	172,904	170,514
Hedging instrument, assets	76	53
Hedging instrument, liabilities	133	43
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectiveness	(855)	42
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(911)	42
Gain (loss) on hedge ineffectiveness recognised in profit or loss	56
Reclassification adjustments on cash flow hedges, net of tax	(285)	(168)
Interest Rate Forward [Member] | Cash flow hedges [member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Nominal Value	33,218	10,582
Hedging instrument, assets		44
Hedging instrument, liabilities	132
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectiveness	(45)	21
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(45)	21
Reclassification adjustments on cash flow hedges, net of tax		4
Interest Rate Swap 2 [Member] | Cash flow hedges [member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Nominal Value	27,321	24,286
Hedging instrument, assets	106	179
Hedging instrument, liabilities	31	101
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectiveness	38	89
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	38	90
Gain (loss) on hedge ineffectiveness recognised in profit or loss		(1)
Reclassification adjustments on cash flow hedges, net of tax	(59)	(1)
Futures contract [member] | Cash flow hedges [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Nominal Value	1,186	1,278
Hedging instrument, assets	4
Hedging instrument, liabilities		7
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectiveness	(181)	36
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(181)	36
Reclassification adjustments on cash flow hedges, net of tax	(3)	(9)
Forward contract [member] | Cash flow hedges [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Nominal Value	1,416	2,333
Hedging instrument, assets	34
Hedging instrument, liabilities	15	276
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectiveness	(23)	(13)
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	R$ (23)	R$ (13)